Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - At fair value [member] - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 43,210,031	$ 10,568,050
Financial liabilities	21,635,163	84,509,447
Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,454,334	2,477,077
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,423,701	5,193,713
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18,387,261	1,323,556
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	21,566,335	73,434,092
Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		8,924,831
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,326,128
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,618,607	1,573,704
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23,285	2,150,524
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	45,543
Level 1 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,326,480	2,349,223
Level 1 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,326,480	2,349,223
Level 2 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	40,883,551	8,218,827
Financial liabilities	21,635,163	84,509,447
Level 2 [Member] | Equity Instruments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127,854	127,854
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17,423,701	5,193,713
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18,387,261	1,323,556
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	21,566,335	73,434,092
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		8,924,831
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,326,128
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,618,607	1,573,704
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23,285	$ 2,150,524
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 45,543